Schedule of investments
Delaware Ivy VIP Growth
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 100.09%♦
Communication Services — 8.95%
Alphabet Class A †	292,092	$ 38,223,159
Alphabet Class C †	48,092	6,340,930
Electronic Arts	114,486	13,784,115
		58,348,204
Consumer Discretionary — 12.35%
Amazon.com †	303,500	38,580,920
Booking Holdings †	2,900	8,943,455
Ferrari	47,967	14,176,167
Home Depot	10,611	3,206,220
LVMH Moet Hennessy Louis Vuitton ADR	67,983	10,272,911
NIKE Class B	55,350	5,292,567
		80,472,240
Consumer Staples — 2.45%
Coca-Cola	285,403	15,976,860
		15,976,860
Financials — 11.00%
Intercontinental Exchange	162,336	17,860,207
S&P Global	41,217	15,061,104
Visa Class A	168,628	38,786,126
		71,707,437
Healthcare — 12.35%
Cooper	31,617	10,054,522
Danaher	79,193	19,647,783
Intuitive Surgical †	33,523	9,798,438
UnitedHealth Group	53,321	26,883,915
Veeva Systems Class A †	36,358	7,397,035
Zoetis	38,378	6,677,004
		80,458,697
Industrials — 9.61%
Broadridge Financial Solutions	70,051	12,542,632
Equifax	61,914	11,341,407
JB Hunt Transport Services	58,666	11,059,714
TransUnion	91,813	6,591,255
Union Pacific	5,852	1,191,643
Verisk Analytics	27,295	6,448,171
Waste Connections	100,025	13,433,357
		62,608,179
Information Technology — 39.96%
Adobe †	22,923	11,688,438
Apple	278,180	47,627,198
Autodesk †	35,072	7,256,748
Intuit	35,561	18,169,537
Microsoft	273,549	86,373,097
Motorola Solutions	77,826	21,187,350
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
NVIDIA	72,898	$ 31,709,901
Salesforce †	48,953	9,926,689
VeriSign †	130,706	26,471,886
		260,410,844
Real Estate — 3.42%
CoStar Group †	289,981	22,296,639
		22,296,639
Total Common Stocks (cost $454,114,751)		652,279,100

Short-Term Investments — 0.06%
Money Market Mutual Funds — 0.06%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	94,405	94,405
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	94,404	94,404
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	94,405	94,405
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	94,404	94,404
Total Short-Term Investments (cost $377,618)		377,618

Total Value of Securities—100.15% (cost $454,492,369)		652,656,718
Liabilities Net of Receivables and Other Assets—(0.15%)		(954,806)
Net Assets Applicable to 74,413,682 Shares Outstanding—100.00%		$651,701,912
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IV094 [0923] 1123 (3218065)    1